UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05715
                                                    -------------

             The Gabelli Convertible and Income Securities Fund Inc.
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
        ----------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                              ------------

                    Date of reporting period: March 31, 2006
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                             SCHEDULE OF INVESTMENTS
                            MARCH 31, 2006 (UNAUDITED)


    PRINCIPAL                                                          MARKET
     AMOUNT                                                            VALUE*
   -----------                                                        --------

               CONVERTIBLE CORPORATE BONDS -- 36.2%
               AEROSPACE -- 3.2%
 $   830,000   GenCorp Inc., Sub. Deb. Cv.,
                 5.750%, 04/15/07 ..........................       $    935,825
   3,356,000   Kaman Corp., Sub. Deb. Cv.,
                 6.000%, 03/15/12 ..........................          3,632,870
                                                                   ------------
                                                                      4,568,695
                                                                   ------------
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 6.1%
   3,000,000   Pep Boys - Manny, Moe & Jack, Cv.,
                 4.250%, 06/01/07 ..........................          2,943,750
   6,900,000   Standard Motor Products Inc.,
                 Sub. Deb. Cv.,6.750%, 07/15/09 ............          5,865,000
                                                                   ------------
                                                                      8,808,750
                                                                   ------------
               BROADCASTING -- 4.4%
               Sinclair Broadcast Group Inc.,
                 Sub. Deb. Cv.,
   5,000,000     6.000%, 09/15/12 ..........................          4,418,750
   2,200,000     4.875%, 07/15/18 ..........................          1,944,250
                                                                   ------------
                                                                      6,363,000
                                                                   ------------
               BUSINESS SERVICES -- 4.6%
     900,000   BBN Corp., Sub. Deb. Cv.,
                 6.000%, 04/01/12+ (a)(c) ..................                  0
   3,000,000   Franklin Resources Inc., Cv.,
                 Zero Coupon, 05/11/31 .....................          2,662,500
               Trans-Lux Corp., Sub. Deb. Cv.,
   1,500,000     7.500%, 12/01/06 ..........................          1,479,375
   2,600,000     8.250%, 03/01/12 ..........................          2,450,500
                                                                   ------------
                                                                      6,592,375
                                                                   ------------
               CABLE -- 0.6%
     400,000   Adelphia Communications Corp.,
                 Sub. Deb. Cv.,
                 3.250%, 05/01/21+ (c) .....................             11,500
     800,000   Charter Communications Inc.,
                 Cv., 4.750%, 06/01/06 .....................            796,000
     100,000   Mediacom Communications Corp.,
                 Cv., 5.250%, 07/01/06 .....................            100,000
                                                                   ------------
                                                                        907,500
                                                                   ------------
               COMMUNICATIONS EQUIPMENT -- 8.2%
   2,600,000   Agere Systems Inc., Sub. Deb. Cv.,
                 6.500%, 12/15/09 ..........................          2,574,000
   2,000,000   Lucent Technologies Inc.,
                 Sub. Deb. Cv.,
                 8.000%, 08/01/31 ..........................          2,027,500
   5,500,000   Nortel Networks Corp.,
                 Cv., 4.250%, 09/01/08 .....................          5,218,125
   2,000,000   TriQuint Semiconductor Inc.,
                 Sub. Deb. Cv., 4.000%, 03/01/07 ...........          1,965,000
                                                                   ------------
                                                                     11,784,625
                                                                   ------------

    PRINCIPAL                                                          MARKET
     AMOUNT                                                            VALUE*
   -----------                                                        --------

               CONSUMER PRODUCTS -- 0.1%
 $   100,000   Church & Dwight Co. Inc., Deb. Cv.,
                 5.250%, 08/15/33 (b) ......................       $    130,875
                                                                   ------------
               DIVERSIFIED INDUSTRIAL -- 0.6%
   1,400,000   Roper Industries Inc., Cv.,
                 1.481%, 01/15/34 ..........................            894,250
                                                                   ------------
               ELECTRONICS -- 0.0%
      10,000   Artesyn Technologies Inc.,
                 Sub. Deb. Cv.,
                 5.500%, 08/15/10 (b) ......................             13,613
                                                                   ------------
               ENERGY AND UTILITIES -- 0.9%
     500,000   Devon Energy Corp., Deb. Cv.,
                 4.950%, 08/15/08 ..........................            582,500
     257,000   Moran Energy Inc., Sub. Deb. Cv.,
                 8.750%, 01/15/08 ..........................            253,145
     400,000   Unisouce Energy Corp., Cv.,
                 4.500%, 03/01/35 (b) ......................            392,000
                                                                   ------------
                                                                      1,227,645
                                                                   ------------
               EQUIPMENT AND SUPPLIES -- 1.1%
   1,500,000   Robbins & Myers Inc., Sub. Deb. Cv.,
                 8.000%, 01/31/08 ..........................          1,571,250
                                                                   ------------
               FINANCIAL SERVICES -- 0.4%
     500,000   Conseco Inc., Cv.,
                 3.500%, 09/30/35 (b) ......................            551,250
                                                                   ------------
               HEALTH CARE -- 0.0%
     150,000   Sabratek Corp., Sub. Deb. Cv.,
                 6.000%, 04/15/06+ (a)(c) ..................                  0
                                                                   ------------
               HOTELS AND GAMING -- 1.5%
  800,000(e)   LGF (Jersey) Ltd., Cv.,
                 3.375%, 10/02/10 ..........................          2,083,500
      10,000   Wynn Resorts Ltd., Sub. Deb. Cv.,
                 6.000%, 07/15/15 (b) ......................             33,375
                                                                   ------------
                                                                      2,116,875
                                                                   ------------
               MANUFACTURED HOUSING AND
               RECREATIONAL VEHICLES -- 0.1%
     100,000   Fleetwood Enterprises Inc., Cv.,
                 5.000%, 12/15/23 (b) ......................            115,000
                                                                   ------------
               METALS AND MINING -- 0.9%
   1,000,000   Inco Ltd., Cv.,
                 Zero Coupon, 03/29/21 .....................          1,327,500
                                                                   ------------
               REAL ESTATE -- 1.6%
               Palm Harbor Homes Inc., Cv.,
   1,550,000     3.250%, 05/15/24 (b) ......................          1,451,187
     950,000     3.250%, 05/15/24 ..........................            889,438
                                                                   ------------
                                                                      2,340,625
                                                                   ------------

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)


    PRINCIPAL                                                          MARKET
     AMOUNT                                                            VALUE*
   -----------                                                        --------


               CONVERTIBLE CORPORATE BONDS (CONTINUED)
               RETAIL -- 0.0%
 $    60,000   Costco Wholesale Corp., Sub. Deb. Cv.,
                 Zero Coupon, 08/19/17 .....................       $     74,100
                                                                   ------------
               TELECOMMUNICATIONS -- 0.0%
      80,000   AMNEX Inc., Sub. Deb. Cv.,
                 8.500%, 09/25/49+ (a)(b)(c)(d) ............                  0
      50,000   Commonwealth Telephone
                 Enterprises Inc., Cv.,
                 3.250%, 07/15/23 ..........................             49,562
                                                                   ------------
                                                                         49,562
                                                                   ------------
               TRANSPORTATION -- 0.9%
               GATX Corp., Cv.,
   1,000,000     7.500%, 02/01/07 ..........................          1,272,500
                                                                   ------------
               WIRELESS COMMUNICATIONS -- 1.0%
   1,500,000   Nextel Communications Inc., Cv.,
                 5.250%, 01/15/10 ..........................          1,507,500
                                                                   ------------
               TOTAL CONVERTIBLE CORPORATE BONDS ...........         52,217,490
                                                                   ------------
      SHARES
      ------

               CONVERTIBLE PREFERRED STOCKS -- 7.5%
               AEROSPACE -- 0.7%
       8,000   Northrop Grumman Corp.,
                 7.000% Cv. Pfd., Ser. B ...................          1,078,000
                                                                   ------------
               AUTOMOTIVE -- 0.0%
       1,000   Ford Motor Co. Capital Trust II,
                 6.500% Cv. Pfd. ...........................             30,050
                                                                   ------------
               AVIATION: PARTS AND SERVICES -- 3.0%
      33,600   Sequa Corp.,
                 $5.00 Cv. Pfd..............................          4,326,000
                                                                   ------------
               BROADCASTING -- 0.7%
         100   Gray Television Inc.,
                 8.000% Cv. Pfd., Ser. C (a)(b)(d) .........          1,000,000
                                                                   ------------
               BUSINESS SERVICES -- 0.3%
      14,001   Interep National Radio Sales Inc.,
                 4.000% Cv. Pfd., Ser. A+ (a)(b)(d) ........            490,035
      20,000   Key3Media Group Inc.,
                 5.500% Cv. Pfd., Ser. B+ (a)(c) ...........                117
                                                                   ------------
                                                                        490,152
                                                                   ------------

                                                                       MARKET
     SHARES                                                            VALUE*
     ------                                                           --------
               COMMUNICATIONS EQUIPMENT -- 0.6%
         800   Lucent Technologies Capital Trust I,
                 7.750% Cv. Pfd. ...........................       $    809,600
                                                                   ------------
               ENERGY AND UTILITIES -- 0.6%
       6,000   AES Trust III,6.750% Cv. Pfd. ...............            279,960
         500   El Paso Corp.,4.990% Cv. Pfd. (b) ...........            545,869
         300   El Paso Corp. Capital Trust I,
                 4.750% Cv  Pfd., Ser. C ...................             10,800
                                                                   ------------
                                                                        836,629
                                                                   ------------
               ENTERTAINMENT -- 0.7%
       2,000   Metromedia International Group Inc.,
                 7.250% Cv. Pfd.+ ..........................             79,000
      40,000   Six Flags Inc.,
                 7.250% Cv. Pfd., Ser. B....................            942,000
                                                                   ------------
                                                                      1,021,000
                                                                   ------------
               TELECOMMUNICATIONS -- 0.5%
      15,000   Cincinnati Bell Inc.,
                 6.750% Cv. Pfd., Ser. B ...................            648,750
                                                                   ------------
               TRANSPORTATION -- 0.4%
       2,500     GATX Corp.,$2.50 Cv. Pfd. .................            518,125
                                                                   ------------
               TOTAL CONVERTIBLE
                 PREFERRED STOCKS ..........................         10,758,306
                                                                   ------------

               COMMON STOCKS -- 27.9%
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.2%
      40,000   Genuine Parts Co. ...........................          1,753,200
                                                                   ------------
               CABLE AND SATELLITE -- 1.5%
      25,000   Cablevision Systems Corp., Cl. A+ ...........            667,500
       5,000   DIRECTV Group Inc.+ .........................             82,000
      15,000   EchoStar Communications Corp., Cl. A+ .......            448,050
      25,000   Rogers Communications Inc., Cl. B ...........            953,750
                                                                   ------------
                                                                      2,151,300
                                                                   ------------
               COMMUNICATIONS EQUIPMENT -- 0.8%
      45,000   Corning Inc.+ ...............................          1,210,950
                                                                   ------------
               COMPUTER HARDWARE -- 0.1%
       2,000   International Business Machines Corp. .......            164,940
                                                                   ------------
               CONSUMER PRODUCTS -- 0.3%
      10,000   Avon Products Inc. ..........................            311,700
      10,000   Swedish Match AB ............................            136,740
                                                                   ------------
                                                                        448,440
                                                                   ------------

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)


                                                                       MARKET
     SHARES                                                            VALUE*
     ------                                                           --------

               COMMON STOCKS (CONTINUED)
               CONSUMER SERVICES -- 0.4%
      20,000   IAC/InterActiveCorp+ ........................       $    589,400
                                                                   ------------
               DIVERSIFIED INDUSTRIAL -- 1.0%
      30,000   General Electric Co. ........................          1,043,400
      38,000   WHX Corp.+ ..................................            385,700
                                                                   ------------
                                                                      1,429,100
                                                                   ------------
               ENERGY AND UTILITIES -- 8.9%
       4,000   Anadarko Petroleum Corp. ....................            404,040
      10,000   BP plc, ADR .................................            689,400
       3,000   CH Energy Group Inc. ........................            144,000
      22,574   Chevron Corp. ...............................          1,308,615
      10,000   ConocoPhillips ..............................            631,500
       4,000   Cooper Cameron Corp.+ .......................            176,320
      22,000   Duke Energy Corp. ...........................            641,300
      28,000   Exxon Mobil Corp. ...........................          1,704,080
      36,337   FPL Group Inc. ..............................          1,458,567
      20,000   Great Plains Energy Inc. ....................            563,000
      50,000   Mirant Corp.+ ...............................          1,250,000
       4,000   National Fuel Gas Co. .......................            130,880
      40,000   Northeast Utilities .........................            781,200
       2,000   Occidental Petroleum Corp. ..................            185,300
      10,000   Progress Energy Inc., CVO+ ..................              3,300
       8,000   Public Service Enterprise Group Inc. ........            512,320
      20,000   Royal Dutch Shell plc, Cl. A, ADR ...........          1,245,200
      16,000   SJW Corp. ...................................            429,600
      30,000   Xcel Energy Inc. ............................            544,500
                                                                   ------------
                                                                     12,803,122
                                                                   ------------
               EQUIPMENT AND SUPPLIES -- 0.1%
       5,000   Mueller Industries Inc. .....................            178,450
                                                                   ------------
               FINANCIAL SERVICES -- 3.6%
       5,000   AllianceBernstein Holding LP. ...............            331,250
      30,000   American Express Co. ........................          1,576,500
       4,000   American International Group Inc. ...........            264,360
       8,000   Ameriprise Financial Inc. ...................            360,480
      57,000   Citigroup Inc. ..............................          2,692,110
                                                                   ------------
                                                                      5,224,700
                                                                   ------------
               FOOD AND BEVERAGE -- 2.2%
       2,000   Anheuser-Busch Companies Inc. ...............             85,540
      10,000   Cadbury Schweppes plc, ADR ..................            400,000
      24,000   Coca-Cola Co. ...............................          1,004,880
      18,000   General Mills Inc. ..........................            912,240
     213,860   Parmalat SpA, GDR+ (b) ......................            672,889
       2,528   Pernod-Ricard SA, ADR .......................            120,105
                                                                   ------------
                                                                      3,195,654
                                                                   ------------

                                                                       MARKET
     SHARES                                                            VALUE*
     ------                                                           --------
               HEALTH CARE -- 3.2%
      12,000   Bristol-Myers Squibb Co. ....................       $    295,320
      22,000   Eli Lilly & Co. .............................          1,216,600
      27,000   Merck & Co. Inc. ............................            951,210
      75,000   Pfizer Inc. .................................          1,869,000
      15,000   Schering-Plough Corp. .......................            284,850
                                                                   ------------
                                                                      4,616,980
                                                                   ------------
               HOTELS AND GAMING -- 0.5%
     100,000   Ladbrokes plc ...............................            675,852
                                                                   ------------
               REAL ESTATE INVESTMENT TRUSTS -- 0.9%
      30,000   Arden Realty Inc. ...........................          1,353,900
                                                                   ------------
               TELECOMMUNICATIONS -- 1.4%
      25,693   Philippine Long Distance
                 Telephone Co., ADR ........................            965,286
      28,715   Verizon Communications Inc. .................            978,033
                                                                   ------------
                                                                      1,943,319
                                                                   ------------
               WIRELESS COMMUNICATIONS -- 1.8%
      90,000   Nextel Partners Inc., Cl. A+ . ..............          2,548,800
          49   Winstar Communications Inc.+ (a) ............                  0
                                                                   ------------
                                                                      2,548,800
                                                                   ------------
               TOTAL COMMON STOCKS..........................         40,288,107
                                                                   ------------

               PREFERRED STOCKS -- 0.0%
               TELECOMMUNICATIONS -- 0.0%
       3,679   PTV Inc., 10.000% Pfd., Ser. A+ .............              8,921
                                                                   ------------

     PRINCIPAL
      AMOUNT
     -------

               CORPORATE BONDS -- 0.9%
               DIVERSIFIED INDUSTRIAL -- 0.9%
  $2,000,000   GP Strategies Corp., Sub. Deb.,
                 6.000%, 08/14/08 (a)(d) ...................          1,325,397
                                                                   ------------
      SHARES
      ------

               WARRANTS -- 0.5%
               BUSINESS SERVICES -- 0.0%
      87,500   Interep National Radio Sales Inc.,
                 expire 05/06/07+ (a)(b)(d) ................                  0
                                                                   ------------
               CONSUMER PRODUCTS -- 0.0%
       4,331   Pillowtex Corp., expire 11/24/09+ (a) .......                  1
                                                                   ------------

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)


                                                                       MARKET
     SHARES                                                            VALUE*
     ------                                                           --------

               WARRANTS (CONTINUED)
               DIVERSIFIED INDUSTRIAL -- 0.5%
     262,431   GP Strategies Corp.,
                 expire 08/14/08+ (a)(d) ...................       $    585,636
     379,703   National Patent Development Corp.,
                 expire 08/14/08+ (a)(d)                                100,014
      11,220   WHX Corp., expire 02/28/08+..................             11,781
                                                                   ------------
                                                                        697,431
                                                                   ------------
               FOOD AND BEVERAGE -- 0.0%
       1,300   Parmalat SpA, GDR,
                 expire 12/31/15+ (b) ......................                  0
                                                                   ------------
               TOTAL WARRANTS...............................            697,432
                                                                   ------------
     PRINCIPAL
      AMOUNT
      ------

               U.S. GOVERNMENT OBLIGATIONS -- 27.1%
 $38,980,000   U.S. Treasury Bills,
                 4.327% to 4.756%++,
                 04/06/06 to 09/07/06 (f) ..................         38,866,169
                                                                   ------------

   TOTAL INVESTMENTS -- 100.0%
     (Cost $138,425,979) ...................................       $144,161,822
                                                                   ============

   --------------
            For Federal tax purposes:
            Aggregate cost..................................       $138,838,845
                                                                   ============
            Gross unrealized appreciation...................       $ 10,182,330
            Gross unrealized depreciation...................         (4,859,353)
                                                                   ------------
            Net unrealized appreciation (depreciation) .....       $  5,322,977
                                                                   ============

               SECURITIES SOLD SHORT -- (0.3)%
      SHARES
      ------
               AVIATION: PARTS AND SERVICES -- (0.3)%
       5,000   Sequa Corp., Cl. A+..........................       $    489,000
                                                                   ------------
               TOTAL SECURITIES SOLD SHORT
                 (Total Proceeds $494,710) .................       $    489,000
                                                                   ============
---------------
(a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2006, the market value of fair valued securities amounted to $3,501,200 or 2.43% of total investments.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the market value of Rule 144A securities amounted to $5,396,093 or 3.74% of total investments. Except as noted in (d), these securities are liquid.
(c)  Security in default.
(d) At March 31, 2006, the Fund held restricted and illiquid securities amounting to $3,501,082 or 2.36% of net assets, which were valued under methods approved by the Board as follows:

       ACQUISITION
         SHARES/                                                              03/31/2006
        PRINCIPAL                              ACQUISITION   ACQUISITION    CARRYING VALUE
         AMOUNT   ISSUER                           DATE         COST           PER UNIT
         ------   ------                        ----------    ---------         -------
         80,000  Amnex Inc., 8.500%, 09/25/49 .. 09/15/97    $   71,773              --
     $2,000,000  GP Strategies Corp. 6.000%,
                   08/14/08 .................... 08/14/03     1,362,935        $ 0.6627
        262,431  GP Strategies Corp. Warrants
                   expire 08/14/08 ............. 08/08/03       637,065          2.2316
            100  Gray Television Inc.,
                   8.000% Cv. Pfd., Ser. C ..... 04/22/02     1,000,000     10,000.0000
         14,001  Interep National Radio Sales Inc.,
                   4.000% Cv. Pfd., Ser. A ..... 05/03/02     1,347,184         35.0000
         87,500  Interep National Radio Sales Inc.
                   Warrants expire 05/06/07 .... 05/03/02            --              --
        379,703  National Patent Development Corp.
                   Warrants expire 08/14/08 .... 11/24/05            --          0.2634

(e)  Principal amount denoted in British Pounds.
(f) At March 31, 2006, $1,000,000 of the principal amount was pledged as collateral for security sold short.
+    Non-income producing security.
++   Represents annualized yield at date of purchase.
ADR  American Depository Receipt
CVO  Contingent Value Obligation
GDR  Global Depository Receipt
* Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)             The Gabelli Convertible and Income Securities Fund Inc.
            --------------------------------------------------------------------

By (Signature and Title)* /s/ Bruce N. Alpert
                         -------------------------------------------------------
                          Bruce N. Alpert, Principal Executive Officer


Date  May 1, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 1, 2006
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By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady, Principal Financial Officer &
                           Treasurer


Date     May 1, 2006
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* Print the name and title of each signing officer under his or her signature.